Acquisition of patents (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2014
Intangible Assets Activity

The following presents intangible assets activity:

	February 28, 2015	May 31, 2014
Gross carrying amounts	$3,500,000	$3,500,000
Accumulated amortization	(831,250)	(568,750)

Total amortizable intangible assets, net	2,668,750	2,931,250
Patents currently not amortized	35,989	35,989

Carrying value of intangibles, net	$2,704,739	$2,967,239

The following presents intangible assets activity:

	May 31, 2014	May 31, 2013
Gross carrying amounts	$3,500,000	$3,500,000
Accumulated amortization	(568,750)	(218,750)

Total amortizable intangible assets, net	2,931,250	3,281,250
Patents currently not amortized	35,989	35,989

Carrying value of intangibles, net	$2,967,239	$3,317,239